Cover	Oct. 31, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Entity File Number	001-34912
Entity Registrant Name	CELGENE CORPORATION
Entity Central Index Key	0000816284
Entity Tax Identification Number	22-2711928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	86 Morris Avenue
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	908
Local Phone Number	673-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	CELG
Security Exchange Name	NASDAQ
Contingent Value Rights [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Contingent Value Rights
Trading Symbol	CELGZ
Security Exchange Name	NASDAQ